SUPPLEMENTARY INFORMATION (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Information [Abstract]
Interest , net of amounts capitalized	$ 1,143	$ 1,115	$ 1,162
Income taxes	$ 1,193	$ 1,259	$ 1,306